UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2008

Waddell & Reed Advisors Continental Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Continental Income Fund
March 31, 2005
COMMON STOCKS	Shares	Value

Aircraft - 1.08%
Lockheed Martin Corporation	91,150	$5,565,619

Banks - 3.02%
Citigroup Inc.	210,300	9,450,882
Northern Trust Corporation	139,200	6,055,896
		15,506,778
Beverages - 1.61%
Anheuser-Busch Companies, Inc.	84,300	3,994,977
Brown-Forman Corporation, Class B	78,000	4,270,500
		8,265,477
Business Equipment and Services - 3.33%
Cintas Corporation	167,700	6,933,557
First Data Corporation	127,900	5,027,749
Manpower Inc.	117,600	5,117,952
		17,079,258
Capital Equipment - 1.94%
Illinois Tool Works Inc.	46,300	4,145,239
Ingersoll-Rand Company Limited, Class A	73,000	5,814,450
		9,959,689
Chemicals - Petroleum and Inorganic - 0.85%
Dow Chemical Company (The)	87,700	4,371,845

Chemicals - Specialty - 1.38%
Air Products and Chemicals, Inc.	111,700	7,069,493

Computers - Micro - 2.67%
Apple Computer, Inc.*	92,200	3,849,350
Dell Inc.*	179,800	6,908,815
Sun Microsystems, Inc.*	731,500	2,951,602
		13,709,767
Computers - Peripherals - 4.83%
Check Point Software Technologies Ltd.*	210,800	4,579,630
EMC Corporation*	423,000	5,211,360
Microsoft Corporation	402,000	9,714,330
Oracle Corporation*	421,300	5,255,717
		24,761,037
Cosmetics and Toiletries - 1.05%
Avon Products, Inc.	125,300	5,380,382

Defense - 1.16%
General Dynamics Corporation	55,500	5,941,275

Electrical Equipment - 2.12%
Emerson Electric Co.	95,300	6,187,829
Molex Incorporated, Class A	200,000	4,715,000
		10,902,829
Electronic Components - 1.11%
Intel Corporation	245,000	5,691,350

Electronic Instruments - 0.78%
Lam Research Corporation*	138,000	3,983,370

Finance Companies - 2.43%
Fannie Mae	72,700	3,958,515
SLM Corporation	170,800	8,512,672
		12,471,187
Food and Related - 1.12%
Dean Foods Company*	168,300	5,772,690

Furniture and Furnishings - 0.98%
Masco Corporation	145,600	5,047,952

Health Care - Drugs - 4.69%
Abbott Laboratories	112,100	5,226,102
Allergan, Inc.	67,100	4,661,437
Amgen Inc.*	75,000	4,362,750
Novartis AG, ADR*	80,400	3,761,112
Pfizer Inc.	230,132	6,045,568
		24,056,969
Health Care - General - 3.27%
Biomet, Inc.	137,500	4,996,062
Boston Scientific Corporation*	126,000	3,690,540
Johnson & Johnson	120,300	8,079,348
		16,765,950
Hospital Supply and Management - 3.61%
HCA Inc.	145,700	7,805,149
Medtronic, Inc.	109,300	5,568,835
UnitedHealth Group Incorporated	53,900	5,140,982
		18,514,966
Household - General Products - 1.36%
Colgate-Palmolive Company	133,900	6,985,563

Insurance - Life - 1.06%
Lincoln National Corporation	120,000	5,416,800

Insurance - Property and Casualty - 3.72%
Allstate Corporation (The)	112,200	6,065,532
Berkshire Hathaway Inc., Class B*	2,000	5,712,000
Chubb Corporation (The)	92,400	7,324,548
		19,102,080
Leisure Time Industry - 2.28%
Royal Caribbean Cruises Ltd.	124,500	5,563,905
Walt Disney Company (The)	213,000	6,119,490
		11,683,395
Motion Pictures - 1.93%
News Corporation Limited, Class A	338,500	5,727,420
News Corporation Limited, Class B	236,000	4,155,960
		9,883,380
Multiple Industry - 1.92%
General Electric Company	273,300	9,855,198

Petroleum - International - 4.16%
BP p.l.c., ADR	95,000	5,928,000
Burlington Resources Inc.	139,700	6,994,779
Exxon Mobil Corporation	141,338	8,423,745
		21,346,524
Petroleum - Services - 1.38%
Schlumberger Limited	100,800	7,104,384

Retail - Food Stores - 1.02%
Walgreen Co.	118,300	5,254,886

Retail - General Merchandise - 3.65%
Costco Wholesale Corporation	50,400	2,230,452
Federated Department Stores, Inc.	100,500	6,395,820
Target Corporation	76,400	3,821,528
Wal-Mart Stores, Inc.	125,000	6,263,750
		18,711,550
Security and Commodity Brokers - 2.48%
American Express Company	126,800	6,513,716
Morgan Stanley	108,500	6,211,625
		12,725,341
Trucking and Shipping - 0.93%
Expeditors International of Washington, Inc.	88,800	4,754,796

Utilities - Electric - 2.96%
Dominion Resources, Inc.	91,000	6,773,130
Exelon Corporation	183,300	8,411,637
		15,184,767
Utilities - Telephone - 1.74%
AT&T Corp.	152,000	2,850,000
Vodafone Group Plc, ADR	228,100	6,058,336
		8,908,336

TOTAL COMMON STOCKS - 73.62%		$377,734,883

(Cost: $322,188,089)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.69%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,300	3,545,923

Beverages - 1.00%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	4,500	5,155,150

Communications Equipment - 0.01%
Corning Incorporated, Convertible,
0.0%, 11-8-15	33	26,070

Finance Companies - 0.17%
California Infrastructure and Economic Development Bank, Special Purpose Trust SCE-1,
6.38%, 9-25-08	856	874,745

Multiple Industry - 1.45%
General Electric Capital Corporation,
8.3%, 9-20-09	6,500	7,423,871

TOTAL CORPORATE DEBT SECURITIES - 3.32%		$17,025,759

(Cost: $15,483,733)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 2.99%
Federal Home Loan Mortgage Corporation,
6.625%, 9-15-09	5,000	5,434,265
Federal National Mortgage Association,
6.625%, 9-15-09	4,000	4,345,732
Federal National Mortgage Association,
7.25%, 1-15-10	5,000	5,582,090
		15,362,087
Mortgage-Backed Obligations - 1.82%
Federal National Mortgage Association Fixed Rate Pass-Through Association,
8.25%, 6-1-08	43	44,464
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.5%, 7-1-18	4,206	4,119,822
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.0%, 7-15-16	2	1,642
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.0%, 8-15-16	42	45,656
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.0%, 10-15-16	25	27,781
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.0%, 10-15-16	16	17,412
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.0%, 10-15-16	4	4,691
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.0%, 11-15-16	15	16,331
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.0%, 1-15-17	3	3,685
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.0%, 1-15-17	3	3,483
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.0%, 3-15-17	31	33,363
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
9.0%, 4-15-17	23	24,597
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.0%, 9-15-18	4,230	4,075,218
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 8-15-28	852	892,222
		9,310,367
Treasury Inflation Protected Obligation - 0.68%
United States Treasury Note,
3.0%, 7-15-12 (A)	3,000	3,501,920

Treasury Obligations - 12.75%
United States Treasury Bonds,
7.25%, 5-15-16	8,500	10,423,457
United States Treasury Bonds,
6.25%, 8-15-23	10,000	11,643,360
United States Treasury Notes,
6.5%, 8-15-05	4,000	4,051,876
United States Treasury Notes,
2.75%, 7-31-06	10,000	9,887,890
United States Treasury Notes,
3.0%, 12-31-06	10,000	9,873,050
United States Treasury Notes,
3.25%, 8-15-07	5,000	4,932,615
United States Treasury Notes,
2.625%, 5-15-08	5,000	4,803,125
United States Treasury Notes,
4.25%, 11-15-14	10,000	9,793,360
		65,408,733
TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 18.24%		$93,583,107

(Cost: $90,378,340)

SHORT-TERM SECURITIES

Aluminum - 0.98%
Alcoa Incorporated,
2.82%, 4-4-05	5,000	4,998,825

Cosmetics and Toiletries - 1.51%
Gillette Company (The),
2.81%, 4-1-05	7,767	7,767,000

Finance Companies - 0.78%
USAA Capital Corp.,
2.76%, 4-6-05	4,000	3,998,467

Health Care - General - 0.97%
Baxter International Inc.,
2.85%, 4-5-05	5,000	4,998,417

Utilities - Telephone - 0.58%
SBC Communications Inc.,
2.81%, 4-12-05	3,000	2,997,424

TOTAL SHORT-TERM SECURITIES - 4.82%		$24,760,133

(Cost: $24,760,133)

TOTAL INVESTMENT SECURITIES - 100.00%		$513,103,882

(Cost: $452,810,295)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Continental Income Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005